Financial Risk Management and Fair Values of Financial Instruments - Schedule of Contract Assets and Accounts Receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Contract Assets and Accounts Receivable [Abstract]
Expected loss rate, contract assets
Expected loss rate, accounts receivable	5.60%		3.00%
Total carrying amount, contract assets	$ 1,626,222		$ 3,980,380
Total carrying amount, accounts receivable	4,935,241		8,241,352
Loss allowance, contract assets
Loss allowance, accounts receivable	277,021		$ 247,536
Balance at beginning, contract assets
Balance at beginning, accounts receivable	247,536	65,938
Impairment loss, contract assets
Impairment loss, accounts receivable		67,291
Exchange difference, contract assets
Exchange difference, accounts receivable	29,485	(4,627)
Balance at Ending, contract assets
Balance at Ending, accounts receivable	$ 277,021	$ 128,602